CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Convertible Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2010	$ 19,223	$ 24	$ 1	$ 21,388	$ (2,190)
Balance (in shares) at Dec. 31, 2010		2,438,000	50,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	57,747	58	0	57,689	0
Issuance of common stock (in shares)		5,805,000	0
Syndication costs	(6,924)	0	0	(6,924)	0
Distributions of common stock	0	2	0	2,105	(2,107)
Distributions of common stock (in shares)		211,000	0
Net loss and comprehensive loss	(7,129)	0	0	0	(7,129)
Balance at Dec. 31, 2011	62,917	84	1	74,258	(11,426)
Balance (in shares) at Dec. 31, 2011	8,454,169	8,454,000	50,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	128,947	130	0	128,817	0
Issuance of common stock (in shares)		12,957,000	0
Proceeds from distribution reinvestment plan	1,052	1	0	1,051	0
Proceeds from distribution reinvestment plan (in shares)		111,000	0
Syndication costs	(15,588)	0	0	(15,588)	0
Distributions of common stock	0	8	0	7,654	(7,662)
Distributions of common stock (in shares)		766,000	0
Cash distributions	(3,564)	0	0	0	(3,564)
Share redemptions	(103)	0	0	(103)	0
Share redemptions (in shares)		(11,000)	0
Net loss and comprehensive loss	(10,343)	0	0	0	(10,343)
Balance at Dec. 31, 2012	$ 163,318	$ 223	$ 1	$ 196,089	$ (32,995)
Balance (in shares) at Dec. 31, 2012	22,277,030	22,277,000	50,000